Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 11,491,279	$ 9,841,407	$ 6,962,395
Property, plant and equipment, reduction for testing costs recovered	201,000
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(32,493)	(789)	(260)
Property, plant and equipment, net	11,486,130	9,836,740	6,958,803
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,264,538	42,220	12,821
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,254,085	9,795,309	6,946,242
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(3,985)	(2,403)	(1,047)
Property, plant and equipment, net	5,149	4,667	3,592
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,446	1,154	1,154
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,144	3,782	1,903
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	405	339	339
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,419	1,405	854
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 720	$ 390	$ 389